EMPLOYEE STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK OPTIONS

NOTE 12 EMPLOYEE STOCK OPTIONS

The Company has three stock based employee compensation plans pursuant to which stock option grants have been made. Under the Great Basin Scientific, Inc. 2014 Omnibus Plan, the 2014 Stock Option Plan and the 2006 Stock Option Plan certain employees and non-employee directors have been granted options to purchase common stock. The Company has 792,034 employee stock options exercisable into 419 shares of common stock outstanding as of March 31, 2016. All options vest in installments over a three to four year period and expire ten years from the date of grant.

Any future employee stock option grants will be made pursuant to the 2014 Omnibus Plan. As of March 31, 2016, employee stock options exercisable into 125 shares of common stock have been granted pursuant to the 2014 Omnibus Plan and options exercisable into 1,275 shares of common stock remain available for issuance under that plan.

The following table summarizes the Company’s total option activity for the three months ended March 31, 2016:

			Total	Aggregate	Weighted
		Weighted	Shares of	Exercise	Average
		Average	Common	Price	Remaining
		Option	Stock	for One	Contractual
		Exercise	Underlying	Common	Term in
	Options	Price	the Option	Share	Years
As of March 31, 2016:
Options outstanding as of January 1, 2016	792,534	$2.84	420	$5,964.00	8.0
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	500	$2.00	$1.00	$4,200.00	—

Options outstanding as of March 31, 2016	792,034	$2.84	419	$5,964.00	7.8

Outstanding and exercisable stock options as of March 31, 2016 are as follows:

	Options Outstanding			Options Exercisable
	Number of	Remaining		Number of
	Options	Life	Exercise	Options	Exercise
	Outstanding	(Years)	Price	Exercisable	Price
March 31, 2016	792,034	7.8	$2.84	376,925	$3.04

The estimated fair value of the Company’s stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized $37,045 in equity-based compensation expenses during the three months ended March 31, 2016. There were $371,862 of total unrecognized compensation cost with a remaining vesting period of 2.46 years and $0 in intrinsic value of outstanding and vested stock options as of March 31, 2016.

NOTE 13 EMPLOYEE STOCK OPTIONS

The Company has three stock based employee compensation plans, the 2006 Stock Option Plan, the 2014 Stock Option Plan, and the Omnibus Plan pursuant to which certain employees and non-employee directors have been granted options to purchase common stock. The Company had 792,534 and 703,034 employee stock options outstanding as of December 31, 2015 and 2014, respectively. All options vest in installments over a three to four year period and expire ten years from the date of grant.

During the year ended December 31, 2014, the Company awarded 619,781 common stock options to certain employees and non-employee directors under the 2014 Stock Option and Omnibus Option plans. The options have an exercise price ranging from $2.00 to $7.00 per option expire ten years from date of issuance and vest over a period of three to four years. Pursuant to the reverse stock split on December 11, 2015, the exchange ratio upon the exercise of the options was adjusted such that for every 2,100 options exercised, one share of common stock would be issued.

The Company accounts for employee stock options according to FASB ASC 718 which requires the Company to calculate the fair value of the stock options on the date of grant and amortize over the vesting period of the options. The Company determined the value of 483,000 options granted prior to our IPO in October 2014 to be nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at the time. The Company determined the fair value of the remaining 136,784 stock options granted after our IPO in October 2014 to be $306,709 of which $54,394 was expensed in 2014 with the remainder to be expensed over the vesting term of the options.

Also in the year ended December 31, 2014, the Company completed a tender offer to eligible employees to exchange 103,250 employee stock options under the 2006 Stock Option Plan for new options under the 2014 Stock Option Plan. The new options have an exercise price of $3.50 per option with all other terms the same as the original terms under the 2006 Option Plan. Pursuant to the reverse stock split on December 11, 2015, the exchange ratio upon the exercise of the options was adjusted such that for every 2,100 options exercised, one share of common stock would be issued. These transactions are accounted for under the provisions of FASB ASC 718 as a modification of a stock based compensation award and require the Company to record an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company used the Black-Scholes option valuation model to calculate the fair value of the stock options. The Company determined the incremental fair value of the options to be $223,031 which was expensed in 2014 as the options are fully vested.

The following is the range of the weighted average of the assumptions used in calculating the fair value of the options granted after our IPO in October 2014 and the options modified in 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$10,374.00 - $11,088.00
Aggregate exercise price of 2,100 options	$ 7,350.00 - $12,411.00
Risk free rate	1.06% - 1.70%
Dividend yield	0.00%
Expected volatility	46.31% - 54.97%
Expected term	2.74 - 6.06 years

For the year ended December 31, 2015, the Company awarded 117,500 common stock options under the Omnibus Plan to certain employees and non-employee directors with an exercise price of $2.56 per option that expire in ten years and vest over a three and four year period. The Company determined the value of the 117,500 options granted during the year ended December 31, 2015 to be $268,202 of which $29,309 was expensed in 2015 with the remainder to be expensed over the vesting term of the options.

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in 2015 using the Black-Scholes method:

Fair market value of one share of common stock	$5,376.00
Aggregate exercise price of 2,100 options	$5,376.00
Risk free rate	1.71%
Dividend yield	0.00%
Expected volatility	127.52%
Expected term	6.14 years

The following table summarizes the Company’s total option activity for the years ended December 31, 2015 and 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7

Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—

As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	$2.98	8.8
Granted	117,500	$2.56	9.6
Exercised	—	—	—
Forfeited/expired	(28,000)	$5.16	8.6

Options outstanding as of December 31, 2015	792,534	$2.84	8.0	$—

Outstanding and exercisable stock options as of December 31, 2015 and 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price	Intrinsic Value
December 31, 2014	703,034	8.8	$2.98	117,404	$3.86	$—
December 31, 2015	792,534	8.0	$2.84	328,445	$3.07	$—

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve months ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Stock based compensation expense	$110,123	$297,244

As of December 31, 2015 and 2014, there were $408,907 and $252,315 of total unrecognized compensation cost with a remaining vesting period of 2.71 and 3.44 years, respectively.